COMMITMENTS AND CONTINGENCIES (Summary of Consolidated statements of operations expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Professional fees	$ 643,913	$ 645,503
Consultant [Member]
Professional fees	15,000
Shares of common stock issued to consultant	62,781
Fair value of warrants issued to consultant	319,419
Total contract expenses	$ 397,200